Components of Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (24.5)
Other comprehensive gain before reclassifications	48.0
Amounts reclassified from accumulated other comprehensive income	(1.8)
Net current-period other comprehensive gain	46.2
Ending balance	21.7
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(24.1)
Other comprehensive gain before reclassifications	45.8
Amounts reclassified from accumulated other comprehensive income	(0.6)	[1]
Net current-period other comprehensive gain	45.2
Ending balance	21.1
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(0.4)
Other comprehensive gain before reclassifications	2.2
Amounts reclassified from accumulated other comprehensive income	(1.2)	[1],[2]
Net current-period other comprehensive gain	1.0
Ending balance	$ 0.6

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized losses on marketable securities are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.